Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Unrecognised deferred tax assets
Tax losses and tax credits	$ 8,462	$ 5,944
Total unrecognised deferred tax assets	14,617	15,047
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,099	2,203
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT		720
Total unrecognised deferred tax liabilities	2,099	2,923
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,597	1,712
Deductible temporary differences relating to PRRT [member]
Unrecognised deferred tax assets
Temporary differences		2,402
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	2,781	3,359
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 1,777	$ 1,630